Note 4 - Property and Equipment: Property and Equipment Consist of The Following As of July 31, 2016 and 2015 (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Details
OfficeEquipmentGross	$ 3,663	$ 1,597
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,418)	(996)
Property, Plant and Equipment, Net	$ 2,245	$ 601